Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Balance as of January 1	¥ 100,078,236	$ 15,337,660	¥ 5,787,068
Acquisitions	153,251	23,487	94,291,168
Balance as of December 31	¥ 100,231,487	$ 15,361,147	¥ 100,078,236